Shareholder Report	6 Months Ended
Nov. 30, 2024 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	ETF Series Solutions
Entity Central Index Key	0001540305
Entity Investment Company Type	N-1A
Document Period End Date	Nov. 30, 2024
ClearShares OCIO ETF
Shareholder Report [Line Items]
Fund Name	ClearShares OCIO ETF
Class Name	ClearShares OCIO ETF
Trading Symbol	OCIO
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the ClearShares OCIO ETF for the period of June 1, 2024, to November 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.clear-shares.com/ocio. You can also request this information by contacting us at 1-800-617-0004.
Additional Information Phone Number	1-800-617-0004
Additional Information Website	https://www.clear-shares.com/ocio
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ClearShares OCIO ETF	$28	0.54%

Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.54%
Updated Performance Information Location [Text Block]	Visit https://www.clear-shares.com/ocio for more recent performance information.
Net Assets	$ 149,515,666
Holdings Count | $ / shares	43
Investment Company Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of November 30, 2024)

Net Assets	$149,515,666
Number of Holdings	43
Portfolio Turnover	11%
30-Day SEC Yield	1.64%
30-Day SEC Yield Unsubsidized	1.64%

Holdings [Text Block]

Top 10 Issuers	(%)
Mount Vernon Liquid Assets Portfolio, LLC	31.9%
Vanguard Growth ETF	6.1%
Invesco QQQ Trust Series 1	5.9%
Technology Select Sector SPDR Fund	5.4%
Invesco S&P 500 Momentum ETF	5.3%
SPDR Portfolio S&P 1500 Composite Stock Market ETF	4.9%
Vanguard Total Stock Market ETF	4.6%
iShares 3-7 Year Treasury Bond ETF	4.4%
SPDR Bloomberg 1-3 Month T-Bill ETF	4.4%
iShares Core S&P 500 ETF	4.3%

Top Sectors	(%)
Domestic Equity	54.0%
Fixed Income	25.0%
Global Equity	20.8%
Money Market Funds	0.4%
Written Options	-0.2%

Updated Prospectus Web Address	https://www.clear-shares.com/ocio
ClearShares Piton Intermediate Fixed Income ETF
Shareholder Report [Line Items]
Fund Name	ClearShares Piton Intermediate Fixed Income ETF
Class Name	ClearShares Piton Intermediate Fixed Income ETF
Trading Symbol	PIFI
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the ClearShares Piton Intermediate Fixed Income ETF for the period of June 1, 2024, to November 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.clear-shares.com/pifi. You can also request this information by contacting us at 1-800-617-0004.
Additional Information Phone Number	1-800-617-0004
Additional Information Website	https://www.clear-shares.com/pifi
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ClearShares Piton Intermediate Fixed Income ETF	$23	0.45%

Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.45%
Updated Performance Information Location [Text Block]	Visit https://www.clear-shares.com/pifi for more recent performance information.
Net Assets	$ 100,902,708
Holdings Count | $ / shares	74
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of November 30, 2024)

Net Assets	$100,902,708
Number of Holdings	74
Portfolio Turnover	13%
Average Credit Quality	AA S&P / Aa1 Moody
Effective Duration	3.64 Years
30-Day SEC Yield	3.96%
30-Day SEC Yield Unsubsidized	3.96%

Holdings [Text Block]

Top 10 Issuers	(%)
United States Treasury Note/Bond	55.4%
Federal Home Loan Banks	4.8%
Resolution Funding Corporation	2.1%
Tennessee Valley Authority	1.8%
Federal Farm Credit Banks Funding Corporation	1.4%
MetLife, Inc.	1.4%
Goldman Sachs Group, Inc.	1.2%
Anheuser-Busch InBev Worldwide, Inc.	1.2%
Bank of New York Mellon Corporation	1.2%
Cisco Systems, Inc.	1.2%

Updated Prospectus Web Address	https://www.clear-shares.com/pifi
ClearShares Ultra-Short Maturity ETF
Shareholder Report [Line Items]
Fund Name	ClearShares Ultra-Short Maturity ETF
Class Name	ClearShares Ultra-Short Maturity ETF
Trading Symbol	OPER
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the ClearShares Ultra-Short Maturity ETF for the period of June 1, 2024, to November 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.clear-shares.com/oper. You can also request this information by contacting us at 1-800-617-0004.
Additional Information Phone Number	1-800-617-0004
Additional Information Website	https://www.clear-shares.com/oper
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ClearShares Ultra-Short Maturity ETF	$10	0.20%

Expenses Paid, Amount	$ 10
Expense Ratio, Percent	0.20%
Updated Performance Information Location [Text Block]	Visit https://www.clear-shares.com/oper for more recent performance information.
Net Assets	$ 135,160,191
Holdings Count | $ / shares	6
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of November 30, 2024)

Net Assets	$135,160,191
Number of Holdings	6
Portfolio Turnover	0%
Effective Duration	4.18 Days
30-Day SEC Yield	4.62%
30-Day SEC Yield Unsubsidized	4.62%

Holdings [Text Block]

Top Issuers	(%)
Cantor Fitzgerald & Co., 4.75%, 12/02/2024	37.0%
Cantor Fitzgerald & Co., 4.75%, 12/06/2024	29.6%
Marex Capital Markets Inc., 4.63%, 12/02/2024	18.5%
Buckler Securities LLC, 4.64%, 12/02/2024	14.8%
Clear Street LLC, 4.64%, 12/02/2024	14.8%
First American Government Obligations Fund - Class X	0.0%

Updated Prospectus Web Address	https://www.clear-shares.com/oper